Schedule of investments
Delaware Ivy Small Cap Growth Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.77%
Communication Services — 1.93%
IMAX †	1,065,490	$ 16,003,660
Iridium Communications	255,824	10,529,716
		26,533,376
Consumer Discretionary — 15.02%
Abercrombie & Fitch Class A †	232,753	20,533,469
Acushnet Holdings	110,498	6,980,159
Boot Barn Holdings †	160,260	12,301,557
First Watch Restaurant Group †	638,348	12,830,795
Installed Building Products	75,057	13,721,921
Light & Wonder †	226,385	18,588,472
Meritage Homes	156,460	27,255,332
Red Rock Resorts Class A	562,460	29,995,992
Texas Roadhouse	178,203	21,781,753
Visteon †	149,822	18,712,768
Wingstop	93,664	24,032,309
		206,734,527
Consumer Staples — 4.47%
BellRing Brands †	437,725	24,263,097
elf Beauty †	127,086	18,343,593
MGP Ingredients	191,635	18,879,880
		61,486,570
Energy — 2.66%
Cactus Class A	337,736	15,333,215
SM Energy	90,125	3,489,640
Weatherford International †	181,345	17,740,981
		36,563,836
Financials — 6.22%
Flywire †	963,279	22,299,909
Houlihan Lokey	227,240	27,248,348
Kinsale Capital Group	52,597	17,615,261
Shift4 Payments Class A †	249,217	18,526,792
		85,690,310
Healthcare — 21.07%
Acadia Healthcare †	261,005	20,295,749
ANI Pharmaceuticals †	146,890	8,099,515
Axonics †	327,355	20,371,302
CryoPort †	743,506	11,516,908
Evolent Health Class A †	702,102	23,190,429
Halozyme Therapeutics †	410,306	15,164,910
Harmony Biosciences Holdings †	380,231	12,281,461
HealthEquity †	198,274	13,145,566
Insmed †	710,333	22,013,220
Integer Holdings †	161,561	16,007,464
Intra-Cellular Therapies †	102,551	7,344,703
NeoGenomics †	700,530	11,334,575
Option Care Health †	626,511	21,107,155
Progyny †	965,344	35,891,490
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
TransMedics Group †	326,550	$ 25,774,591
Vericel †	743,460	26,474,610
		290,013,648
Industrials — 21.83%
AeroVironment †	92,680	11,681,387
CBIZ †	627,693	39,287,305
Chart Industries †	83,219	11,345,246
Clean Harbors †	157,901	27,555,304
EnerSys	182,423	18,417,426
Federal Signal	465,489	35,721,626
Kirby †	249,860	19,609,013
Legalzoom.com †	1,265,044	14,294,997
Parsons †	613,750	38,488,263
Paycor HCM †	1,190,434	25,701,470
SiteOne Landscape Supply †	176,156	28,625,350
Trex †	164,537	13,622,018
Verra Mobility †	703,943	16,211,807
		300,561,212
Information Technology — 24.39%
Advanced Energy Industries	153,442	16,712,903
Allegro MicroSystems †	717,959	21,732,619
Belden	134,980	10,427,205
Box Class A †	326,176	8,353,367
Braze Class A †	192,941	10,250,955
Calix †	397,598	17,371,057
CyberArk Software †	234,054	51,269,529
DoubleVerify Holdings †	804,149	29,576,600
Harmonic †	866,595	11,300,399
Instructure Holdings †	640,615	17,303,011
Onto Innovation †	174,179	26,631,969
Power Integrations	83,052	6,819,400
Rambus †	383,701	26,187,593
Sprout Social Class A †	582,084	35,763,241
Super Micro Computer †	47,800	13,587,628
Tenable Holdings †	613,254	28,246,479
Varonis Systems †	92,784	4,201,260
		335,735,215
Materials — 2.18%
ATI †	661,378	30,072,858
		30,072,858
Total Common Stocks (cost $1,165,478,106)		1,373,391,552

Short-Term Investments — 0.18%
Money Market Mutual Funds — 0.18%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	617,860	617,860
NQ- IV002 [1223] 0224 (3377185)    1

Schedule of investments
Delaware Ivy Small Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	617,861	$ 617,861
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	617,861	617,861
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	617,860	617,860
Total Short-Term Investments (cost $2,471,442)		2,471,442

Total Value of Securities—99.95% (cost $1,167,949,548)		1,375,862,994
Receivables and Other Assets Net of Liabilities—0.05%		667,975
Net Assets Applicable to 95,038,275 Shares Outstanding—100.00%		$1,376,530,969

†	Non-income producing security.

2    NQ- IV002 [1223] 0224 (3377185)